Supplementary Information To Condensed Consolidated Statements Of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in non-cash working capital
Inventory	$ 6	$ (19)
Receivables and other current assets	187	154
Accounts payable	55	(137)
Other current liabilities	(31)	(71)
Total non-cash working capital	217	(73)
Supplemental disclosure of cash paid:
Interest	679	750
Income Taxes	(148)	(107)
Supplemental disclosure of non-cash activities:
Common share dividends reinvested	199	187
Reclassification of long-term debt from current to non-current	256	0
Increase in accrued capital expenditures	$ 17	$ 33